UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08549

Oak Associates Funds
(Exact name of registrant as specified in charter)

3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8334
(Address of principal executive offices) (Zip code)

Charles A. Kiraly
Oak Associates, ltd.
3875 Embassy Parkway, Suite 250
Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-462-5386

Date of fiscal year end: 10/31

Date of reporting period: 7/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

White Oak
White Oak Select Growth Fund - Schedules of Investments
As of July 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.6%)
CONSUMER DISCRETIONARY (7.7%)
Internet & Direct Marketing Retail (7.7%)
Amazon.com, Inc.(a)	21,545	$21,281,720

CONSUMER STAPLES (2.1%)
Beverages (2.1%)
PepsiCo, Inc.	51,000	5,947,110

ENERGY (0.1%)
Energy Equipment & Services (0.1%)
Transocean, Ltd.(a)(b)	43,000	371,950

FINANCIALS (32.9%)
Capital Markets (10.2%)
Charles Schwab Corp.(b)	476,900	20,459,010
State Street Corp.(b)	83,500	7,784,705
		28,243,715
Commercial Banks (15.0%)
CIT Group, Inc.(b)	177,400	8,453,110
TCF Financial Corp.	529,000	8,337,040
US Bancorp(b)	283,000	14,936,740
Wells Fargo & Co.	181,000	9,763,140
		41,490,030
Diversified Financial Services (4.3%)
JPMorgan Chase & Co.	130,600	11,989,080

Insurance (3.4%)
Chubb, Ltd.	64,600	9,461,316

HEALTH CARE (13.8%)
Biotechnology (6.8%)
Amgen, Inc.	108,000	18,847,080

Health Care Providers & Services (4.8%)
CVS Health Corp.(b)	85,600	6,842,008
Express Scripts Holding Co.(a)(b)	102,000	6,389,280
		13,231,288
Pharmaceuticals (2.2%)
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(b)	189,000	6,080,130

INDUSTRIALS (3.6%)
Air Freight & Logistics (3.6%)
United Parcel Service, Inc. - Class B	90,000	9,926,100

INFORMATION TECHNOLOGY (39.4%)
Communications Equipment (8.5%)
Cisco Systems, Inc.	577,000	18,146,650
QUALCOMM, Inc.	102,100	5,430,699
		23,577,349
Internet Software & Services (13.4%)
Alphabet, Inc. - Class A(a)	13,660	12,915,530
Alphabet, Inc. - Class C(a)	16,495	15,348,597
Facebook, Inc. - Class A(a)	35,900	6,076,075
salesforce.com, Inc.(a)	31,100	2,823,880
		37,164,082
IT Services (6.5%)
Cognizant Technology Solutions Corp. - Class A	128,200	8,886,824

Security Description	Shares/Principal Amount	Value
IT Services (continued)
International Business Machines Corp.(b)	61,900	$8,955,073
		17,841,897
Semiconductors & Semiconductor Equipment (11.0%)
KLA-Tencor Corp.	179,800	16,654,874
Xilinx, Inc.(b)	220,000	13,917,200
		30,572,074
TOTAL COMMON STOCKS
(Cost $209,246,499)		276,024,921

SHORT TERM INVESTMENTS (30.3%)
REPURCHASE AGREEMENT (0.4%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.88%, dated 07/31/17 and maturing 08/01/17, collateralized by U.S. Treasury Securities with rates ranging from 0.000% to 2.125% and maturity dates ranging from 09/07/17 to 12/31/22 with a par value of $1,164,302 and a collateral value of $1,164,503.	$1,141,668	1,141,668

COLLATERAL FOR SECURITIES LOANED (29.9%)
Mount Vernon Liquid Assets Portfolio, LLC, 1.34% (Cost $82,837,147)	82,837,147	82,837,147

TOTAL SHORT TERM INVESTMENTS (Cost $83,978,815)		83,978,815

TOTAL INVESTMENTS - (129.9%) (Cost $293,225,314)		360,003,736

Liabilities in Excess of Other Assets - (29.9%)		(82,893,423)

NET ASSETS - (100.0%)		$277,110,313

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $81,115,699.

The accompanying notes are an integral part of the quarterly schedules of investments.

Pin Oak
Pin Oak Equity Fund - Schedules of Investments
As of July 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (91.5%)
CONSUMER DISCRETIONARY (9.7%)
Auto Components (1.6%)
Gentex Corp.(a)	213,500	$3,633,770

Internet & Direct Marketing Retail (2.2%)
Amazon.com, Inc.(b)	5,120	5,057,433

Media (4.8%)
Interpublic Group of Cos., Inc.(a)	170,000	3,673,700
Twenty-First Century Fox, Inc. - Class B	259,800	7,453,662
		11,127,362
Textiles, Apparel & Luxury Goods (1.1%)
Hanesbrands, Inc.(a)	110,000	2,521,200

CONSUMER STAPLES (4.5%)
Beverages (4.5%)
PepsiCo, Inc.	87,900	10,250,019

ENERGY (3.8%)
Energy Equipment & Services (0.7%)
Nabors Industries, Ltd.	192,100	1,481,091
Transocean, Ltd.(a)(b)	25,000	216,250
		1,697,341
Oil, Gas & Consumable Fuels (3.1%)
Valero Energy Corp.(a)	101,800	7,021,146

FINANCIALS (31.4%)
Capital Markets (10.2%)
Bank of New York Mellon Corp.	242,300	12,849,169
Charles Schwab Corp.(a)	247,251	10,607,068
		23,456,237
Commercial Banks (10.6%)
CIT Group, Inc.(a)	100,500	4,788,825
Great Southern Bancorp, Inc.	38,457	1,997,841
International Bancshares Corp.	114,104	4,039,282
SunTrust Banks, Inc.	105,000	6,015,450
Wells Fargo & Co.	138,700	7,481,478
		24,322,876
Consumer Finance (3.1%)
Capital One Financial Corp.	83,300	7,178,794

Insurance (7.5%)
Assurant, Inc.(a)	37,300	3,926,571
Everest Re Group, Ltd.	21,400	5,615,146
Travelers Cos., Inc.(a)	60,100	7,698,209
		17,239,926
HEALTH CARE (8.5%)
Health Care Providers & Services (4.5%)
DaVita HealthCare Partners, Inc.(b)	127,400	8,252,972
McKesson Corp.	13,800	2,233,806
		10,486,778
Pharmaceuticals (4.0%)
GlaxoSmithKline PLC, Sponsored ADR(a)	224,800	9,108,896

INDUSTRIALS (3.9%)
Electrical Equipment (1.6%)
EnerSys	51,822	3,745,176

Security Description	Shares/Principal Amount	Value
Machinery (2.3%)
Parker-Hannifin Corp.	31,000	$5,145,380

INFORMATION TECHNOLOGY (29.0%)
Electronic Equipment & Instruments (2.4%)
Flex, Ltd.(b)	340,000	5,436,600

Internet Software & Services (12.1%)
Alphabet, Inc. - Class A(b)	3,850	3,640,175
Alphabet, Inc. - Class C(b)	11,759	10,941,750
eBay, Inc.(b)	191,000	6,824,430
IAC/InterActive Corp.(b)	61,456	6,430,141
		27,836,496
IT Services (9.7%)
Amdocs, Ltd.	117,572	7,897,311
Paychex, Inc.	156,349	9,044,790
Western Union Co.(a)	267,000	5,273,250
		22,215,351
Semiconductors & Semiconductor Equipment (4.8%)
KLA-Tencor Corp.	59,800	5,539,274
Xilinx, Inc.(a)	88,700	5,611,162
		11,150,436
MATERIALS (0.7%)
Metals & Mining (0.7%)
Teck Resources, Ltd. - Class B	76,814	1,666,096

TOTAL COMMON STOCKS (Cost $169,404,356)		210,297,313

SHORT TERM INVESTMENTS (31.2%)
REPURCHASE AGREEMENT (9.0%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.88%, dated 07/31/17 and maturing 08/01/17, collateralized by U.S. Treasury Securities with rates ranging from 0.000% to 2.125% and maturity dates ranging from 09/07/17 to 12/31/22 with a par value of $21,061,999 and a collateral value of $21,065,645.	$20,652,549	20,652,549

COLLATERAL FOR SECURITIES LOANED (22.2%)
Mount Vernon Liquid Assets Portfolio, LLC, 1.34% (Cost $51,069,508)	51,069,508	51,069,508

TOTAL SHORT TERM INVESTMENTS (Cost $71,722,057)		71,722,057

TOTAL INVESTMENTS - (122.7%) (Cost $241,126,413)		282,019,370

Liabilities in Excess of Other Assets - (22.7%)		(52,171,030)

NET ASSETS - (100.0%)		$229,848,340

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $50,153,039.
(b)	Non-income producing security.

The accompanying notes are an integral part of the quarterly schedules of investments.

Rock Oak
Rock Oak Core Growth Fund - Schedules of Investments
As of July 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.0%)
CONSUMER DISCRETIONARY (18.4%)
Hotels, Restaurants & Leisure (4.2%)
Wyndham Worldwide Corp.	3,445	$359,555

Internet & Direct Marketing Retail (9.7%)
Amazon.com, Inc.(a)	470	464,257
Netflix, Inc.(a)	2,075	376,944
		841,201
Media (4.5%)
Discovery Communications, Inc. - Class A(a)(b)	7,800	191,880
Liberty SiriusXM Group - Class A(a)	4,295	198,128
		390,008
CONSUMER STAPLES (1.8%)
Beverages (1.8%)
Molson Coors Brewing Co. - Class B	1,745	155,270

FINANCIALS (15.3%)
Commercial Banks (4.8%)
SunTrust Banks, Inc.	7,200	412,488

Consumer Finance (6.1%)
Capital One Financial Corp.	3,250	280,085
Synchrony Financial	8,350	253,172
		533,257
Insurance (4.4%)
Hartford Financial Services Group, Inc.	6,950	382,250

HEALTH CARE (14.2%)
Biotechnology (9.3%)
AbbVie, Inc.	4,940	345,355
Biogen, Inc.(a)	920	266,423
Gilead Sciences, Inc.	2,585	196,693
		808,471
Life Sciences Tools & Services (2.8%)
Illumina, Inc.(a)	1,400	243,390

Pharmaceuticals (2.1%)
Jazz Pharmaceuticals PLC(a)	1,170	179,724

INDUSTRIALS (6.1%)
Aerospace & Defense (4.4%)
L3 Technologies, Inc.	2,150	376,185

Professional Services (1.7%)
Nielsen Holdings PLC(b)	3,470	149,245

INFORMATION TECHNOLOGY (43.2%)
Communications Equipment (3.0%)
F5 Networks, Inc.(a)(b)	2,150	259,613

Internet Software & Services (8.8%)
Alphabet, Inc. - Class C(a)	320	297,760
salesforce.com, Inc.(a)(b)	3,030	275,124
Tencent Holdings, Ltd., ADR(b)	4,730	189,011
		761,895
IT Services (12.5%)
Cognizant Technology Solutions Corp. - Class A(b)	2,800	194,096
CSRA, Inc.(b)	5,650	184,246
DXC Technology Co.	5,650	442,847

Security Description	Shares/Principal Amount	Value
IT Services (continued)
Vantiv, Inc. - Class A(a)	4,160	$264,368
		1,085,557
Software (7.2%)
CA, Inc.(b)	9,950	308,848
Check Point Software Technologies, Ltd.(a)	3,000	317,340
		626,188
Technology Hardware, Storage & Peripherals (11.7%)
NetApp, Inc.(b)	8,755	380,142
Seagate Technology PLC(b)	7,710	254,122
Western Digital Corp.	4,395	374,102
		1,008,366

TOTAL COMMON STOCKS (Cost $5,908,461)		8,572,663

SHORT TERM INVESTMENTS (29.1%)
REPURCHASE AGREEMENT (1.1%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.88%, dated 07/31/2017 and maturing 08/01/17, collateralized by U.S. Treasury Securities with rates ranging from 0.000% to 2.125% and maturity dates ranging from 09/07/17 to 12/31/22 with a par value of $100,935 and a collateral value of $100,953.	$98,973	98,973

COLLATERAL FOR SECURITIES LOANED (28.0%)
Mount Vernon Liquid Assets Portfolio, LLC, 1.34% (Cost $2,422,573)	2,422,573	2,422,573

TOTAL SHORT TERM INVESTMENTS (Cost $2,521,546)		2,521,546

TOTAL INVESTMENTS - (128.1%) (Cost $8,430,007)		11,094,209

Liabilities in Excess of Other Assets - (28.1%)		(2,432,235)

NET ASSETS - (100.0%)		$8,661,974

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,362,217.

The accompanying notes are an integral part of the quarterly schedules of investments.

River Oak
River Oak Discovery Fund - Schedules of Investments
As of July 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (93.2%)
CONSUMER DISCRETIONARY (6.0%)
Diversified Consumer Services (2.2%)
Adtalem Global Education, Inc.	9,510	$309,075

Specialty Retail (3.8%)
Aaron's, Inc.	11,360	525,741

CONSUMER STAPLES (2.9%)
Beverages (2.9%)
Boston Beer Co., Inc. - Class A(a)(b)	2,555	400,624

FINANCIALS (19.5%)
Capital Markets (5.8%)
Cowen, Inc.(a)(b)	21,725	347,600
Janus Henderson Group PLC(a)(b)	13,873	464,607
		812,207
Commercial Banks (6.6%)
Union Bankshares Corp.(b)	14,050	434,005
Zions Bancorporation	10,800	489,456
		923,461
Insurance (7.1%)
Assurant, Inc.	6,350	668,464
CNO Financial Group, Inc.	14,000	320,320
		988,784
HEALTH CARE (13.4%)
Biotechnology (2.7%)
United Therapeutics Corp.(a)(b)	2,975	381,990

Health Care Providers & Services (5.6%)
Envision Healthcare Corp.(a)	5,450	307,543
Magellan Health, Inc.(a)	6,350	473,393
		780,936
Health Care Technology (4.3%)
Quality Systems, Inc.(a)	34,890	596,619

Pharmaceuticals (0.8%)
Endo International PLC(a)	9,610	105,902

INDUSTRIALS (8.2%)
Building Materials (2.1%)
Gibraltar Industries, Inc.(a)(b)	9,825	293,276

Construction & Engineering (2.2%)
Argan, Inc.	4,655	300,015

Machinery (3.9%)
Kadant, Inc.	7,010	547,130

INFORMATION TECHNOLOGY (39.8%)
Electronic Equipment & Instruments (4.8%)
Dolby Laboratories, Inc. - Class A	7,200	372,600
Hollysys Automation Technologies, Ltd.(b)	15,500	297,135
		669,735
Semiconductors & Semiconductor Equipment (24.0%)
Advanced Energy Industries, Inc.(a)	9,170	665,284
Ambarella, Inc.(a)(b)	8,005	400,650
Cirrus Logic, Inc.(a)	10,510	645,734
Kulicke & Soffa Industries, Inc.(a)	25,285	544,639
SolarEdge Technologies, Inc.(a)(b)	25,955	595,667

Security Description	Shares/Principal Amount	Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc.(a)(b)	9,410	$495,060
		3,347,034
Software (11.0%)
FireEye, Inc.(a)(b)	23,005	336,563
Fortinet, Inc.(a)(b)	14,950	551,804
VASCO Data Security International, Inc.(a)(b)	21,035	283,973
Verint Systems, Inc.(a)	9,170	363,591
		1,535,931
MATERIALS (3.4%)
Forest Products & Paper (3.4%)
Mercer International, Inc.	42,840	471,240

TOTAL COMMON STOCKS (Cost $9,537,979)		12,989,700

SHORT TERM INVESTMENTS (37.8%)
REPURCHASE AGREEMENT (6.9%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.88%, dated 07/31/17 and maturing 08/01/17, collateralized by U.S. Treasury Securities with rates ranging from 0.000% to 2.125% and maturity dates ranging from 09/07/17 to 12/31/22 with a par value of $980,734 and a collateral value of $980,904.	$961,669	961,669

COLLATERAL FOR SECURITIES LOANED (30.9%)
Mount Vernon Liquid Assets Portfolio, LLC, 1.34% (Cost $4,303,337)	4,303,337	4,303,337

TOTAL SHORT TERM INVESTMENTS (Cost $5,265,006)		5,265,006

TOTAL INVESTMENTS - (131.0%) (Cost $14,802,985)		18,254,706

Liabilities in Excess of Other Assets - (31.0%)		(4,317,938)

NET ASSETS - (100.0%)		$13,936,768

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $4,192,315.

The accompanying notes are an integral part of the quarterly schedules of investments.

Red Oak
Red Oak Technology Select Fund - Schedules of Investments
As of July 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.4%)
CONSUMER DISCRETIONARY (3.3%)
Internet & Direct Marketing Retail (3.3%)
Amazon.com, Inc.(a)	15,400	$15,211,812

INDUSTRIALS (1.7%)
Aerospace & Defense (1.7%)
Huntington Ingalls Industries, Inc.	38,966	8,031,282

INFORMATION TECHNOLOGY (91.4%)
Communications Equipment (7.7%)
Cisco Systems, Inc.	586,000	18,429,700
Juniper Networks, Inc.	398,000	11,124,100
QUALCOMM, Inc.	119,500	6,356,205
		35,910,005
Computers & Peripherals (5.1%)
Apple, Inc.	103,920	15,456,022
HP, Inc.	430,500	8,222,550
		23,678,572
Electronic Equipment & Instruments (5.7%)
Arrow Electronics, Inc.(a)	91,275	7,419,745
Corning, Inc.(b)	383,000	11,160,620
Flex, Ltd.(a)	106,000	1,694,940
Keysight Technologies, Inc.(a)	144,150	5,995,198
		26,270,503
Internet Software & Services (18.2%)
Alphabet, Inc. - Class A(a)	16,830	15,912,765
Alphabet, Inc. - Class C(a)	25,996	24,189,278
eBay, Inc.(a)	309,300	11,051,289
Facebook, Inc. - Class A(a)	124,325	21,042,006
IAC/InterActive Corp.(a)	117,700	12,314,951
		84,510,289
IT Services (11.5%)
Accenture PLC - Class A	76,400	9,841,848
Alliance Data Systems Corp.(b)	40,900	9,874,487
CSG Systems International, Inc.	32,619	1,348,796
CSRA, Inc.(b)	277,947	9,063,852
DXC Technology Co.	70,170	5,499,924
International Business Machines Corp.(b)	61,100	8,839,337
Total System Services, Inc.	143,600	9,112,856
		53,581,100
Semiconductors & Semiconductor Equipment (14.5%)
Intel Corp.(b)	522,800	18,543,716
KLA-Tencor Corp.	142,600	13,209,038
Marvell Technology Group, Ltd.	154,400	2,402,464
NVIDIA Corp.	66,500	10,806,915
Skyworks Solutions, Inc.(b)	100,770	10,567,750
Xilinx, Inc.(b)	182,900	11,570,254
		67,100,137
Software (22.7%)
CA, Inc.(b)	329,000	10,212,160
Check Point Software Technologies, Ltd.(a)	103,200	10,916,496
Dell Technologies, Inc. - Class V(a)	7,657	492,116
Microsoft Corp.	283,500	20,610,450
Oracle Corp.(b)	384,100	19,178,113
Red Hat, Inc.(a)(b)	154,500	15,275,415
Synopsys, Inc.(a)	204,600	15,666,222
VMware, Inc. - Class A(a)(b)	139,300	12,914,503
		105,265,475
Technology Hardware, Storage & Peripherals (6.0%)
Hewlett Packard Enterprise Co.	309,500	5,419,345

Security Description	Shares/Principal Amount	Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.(b)	239,500	$10,399,090
Seagate Technology PLC(b)	279,400	9,209,024
Western Digital Corp.	33,000	2,808,960
		27,836,419
TOTAL COMMON STOCKS (Cost $341,661,083)		447,395,594

SHORT TERM INVESTMENTS (26.3%)
REPURCHASE AGREEMENT (3.9%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.88%, dated 07/31/17 and maturing 08/01/17, collateralized by U.S. Treasury Securities with rates ranging from 0.000% to 2.125% and maturity dates ranging from 09/07/17 to 12/31/22 with a par value of $18,488,198 and collateral value of $18,491,398.	$18,128,783	18,128,783

COLLATERAL FOR SECURITIES LOANED (22.4%)
Mount Vernon Liquid Assets Portfolio, LLC, 1.34% (Cost $103,749,888)	103,749,888	103,749,888

TOTAL SHORT TERM INVESTMENTS (Cost $121,878,671)		121,878,671

TOTAL INVESTMENTS - (122.7%) (Cost $463,539,754)		569,274,265

Liabilities in Excess of Other Assets - (22.7%)		(105,280,243)

NET ASSETS - (100.0%)		$463,994,022

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $101,445,699.

The accompanying notes are an integral part of the quarterly schedules of investments.

Black Oak
Black Oak Emerging Technology Fund - Schedules of Investments
As of July 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (95.0%)
HEALTH CARE (5.5%)
Health Care Technology (2.7%)
Quality Systems, Inc.(a)	58,600	$1,002,060

Life Sciences Tools & Services (2.8%)
Illumina, Inc.(a)	5,800	1,008,330

INFORMATION TECHNOLOGY (89.5%)
Communications Equipment (9.9%)
CalAmp Corp.(a)	35,000	668,500
F5 Networks, Inc.(a)(b)	8,805	1,063,204
Palo Alto Networks, Inc.(a)(b)	5,900	777,502
QUALCOMM, Inc.	20,215	1,075,236
		3,584,442
Computers & Peripherals (5.8%)
Apple, Inc.	14,000	2,082,220

Internet Software & Services (15.3%)
Baidu, Inc., Sponsored ADR(a)	8,150	1,844,752
Blucora, Inc.(a)	49,350	1,105,440
LogMeIn, Inc.	1,684	196,102
salesforce.com, Inc.(a)	13,000	1,180,400
Tencent Holdings, Ltd., ADR(b)	30,480	1,217,981
		5,544,675
IT Services (15.7%)
Alliance Data Systems Corp.(b)	4,860	1,173,350
Cognizant Technology Solutions Corp. - Class A	9,600	665,472
CSG Systems International, Inc.	16,255	672,144
CSRA, Inc.(b)	19,950	650,569
DXC Technology Co.	19,950	1,563,681
Perficient, Inc.(a)(b)	29,165	548,302
Science Applications International Corp.(b)	5,665	398,873
		5,672,391
Semiconductors & Semiconductor Equipment (26.3%)
Ambarella, Inc.(a)(b)	15,275	764,514
Cirrus Logic, Inc.(a)	26,800	1,646,592
IXYS Corp.(a)	62,690	1,090,806
Lam Research Corp.	9,255	1,475,802
MaxLinear, Inc. - Class A(a)	34,600	906,520
Photronics, Inc.(a)(b)	94,125	945,956
Silicon Motion Technology Corp., ADR(b)	31,000	1,274,410
Synaptics, Inc.(a)(b)	12,780	672,356
Xperi Corp.	25,650	750,263
		9,527,219
Software (14.7%)
CA, Inc.	52,770	1,637,981
Citrix Systems, Inc.(a)	13,530	1,068,599
Dell Technologies, Inc. - Class V(a)	4,803	308,689
Fortinet, Inc.(a)	34,760	1,282,992
VASCO Data Security International, Inc.(a)(b)	74,275	1,002,712
		5,300,973
Technology Hardware, Storage & Peripherals (1.8%)
Seagate Technology PLC(b)	20,045	660,683

TOTAL COMMON STOCKS (Cost $23,733,534)		34,382,993

Security Description	Shares/Principal Amount	Value
SHORT TERM INVESTMENTS (33.1%)
REPURCHASE AGREEMENT (5.2%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.88%, dated 07/31/17 and maturing 08/01/17, collateralized by U.S. Treasury Securities with rates ranging from 0.000% to 2.125% and maturity dates ranging from 09/07/17 to 12/31/22 with a par value of $1,901,972 and a collateral value of $1,902,301.	$1,864,997	$1,864,997

COLLATERAL FOR SECURITIES LOANED (27.9%)

Mount Vernon Liquid Assets Portfolio, LLC, 1.34% (Cost $10,080,084)	10,080,084	$10,080,084

TOTAL SHORT TERM INVESTMENTS (Cost $11,945,081)		11,945,081

TOTAL INVESTMENTS - (128.1%) (Cost $35,678,615)		$46,328,074

Liabilities in Excess of Other Assets - (28.1%)		(10,142,847)

NET ASSETS - (100.0%)		$36,185,227

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $9,805,098.

The accompanying notes are an integral part of the quarterly schedules of investments.

Live Oak
Live Oak Health Sciences Fund - Schedules of Investments
As of July 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.6%)
CONSUMER STAPLES (1.5%)
Food & Staples Retailing (1.5%)
CVS Health Corp.(a)	13,300	$1,063,069

HEALTH CARE (96.9%)
Biotechnology (11.6%)
Amgen, Inc.	26,200	4,572,162
Biogen, Inc.(b)	10,950	3,171,010
Bioverativ, Inc.(a)(b)	4,050	250,979
		7,994,151
Health Care Equipment & Supplies (13.2%)
Becton Dickinson and Co.(a)	10,400	2,094,560
CR Bard, Inc.	9,850	3,157,910
Halyard Health, Inc.(b)	8,000	321,760
Medtronic PLC	15,196	1,276,008
Stryker Corp.(a)	15,300	2,250,630
		9,100,868
Health Care Providers & Services (41.9%)
Aetna, Inc.	14,700	2,268,357
Anthem, Inc.	17,300	3,221,433
Cardinal Health, Inc.	39,500	3,051,770
Cigna Corp.	10,700	1,857,092
DaVita HealthCare Partners, Inc.(b)	39,400	2,552,332
Express Scripts Holding Co.(a)(b)	44,100	2,762,424
McKesson Corp.	19,450	3,148,372
Owens & Minor, Inc.(a)	87,080	2,806,588
Quest Diagnostics, Inc.(a)	23,300	2,523,623
UnitedHealth Group, Inc.	12,700	2,435,987
VCA, Inc.(b)	25,700	2,379,306
		29,007,284
Life Sciences Tools & Services (7.4%)
Charles River Laboratories International, Inc.(b)	22,800	2,238,960
Waters Corp.(a)(b)	16,700	2,896,448
		5,135,408
Pharmaceuticals (22.8%)
Bayer AG, Sponsored ADR	9,300	1,176,869
Eli Lilly & Co.	16,500	1,363,890
Endo International PLC(b)	124,000	1,366,480
GlaxoSmithKline PLC, Sponsored ADR(a)	64,300	2,605,436
Johnson & Johnson	14,700	1,950,984
Merck & Co., Inc.	34,300	2,191,084
Mylan NV(a)(b)	19,400	756,406
Sanofi, ADR	48,992	2,320,261
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	62,800	2,020,276
		15,751,686
INFORMATION TECHNOLOGY (0.2%)
Electronic Equipment & Instruments (0.2%)
Keysight Technologies, Inc.(b)	3,500	145,565

TOTAL COMMON STOCKS (Cost $46,135,905)		68,198,031

Security Description	Shares/Principal Amount	Value

SHORT TERM INVESTMENTS (24.8%)
REPURCHASE AGREEMENT (1.6%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.88%, dated 07/31/17 and maturing 08/01/17, collateralized by U.S. Treasury Securities with rates ranging from 0.000% to 2.125% and maturity dates ranging from 09/07/17 to 12/31/22 with a par value of $1,125,059 and with a collateral value of $1,125,254.	$1,103,187	1,103,187

COLLATERAL FOR SECURITIES LOANED (23.2%)

Mount Vernon Liquid Assets Portfolio, LLC, 1.34% (Cost $16,070,619)	16,070,619	$16,070,619

TOTAL SHORT TERM INVESTMENTS (Cost $17,173,806)		17,173,806

TOTAL INVESTMENTS - (123.4%) (Cost $63,309,711)		85,371,837

Liabilities in Excess of Other Assets - (23.4%)		(16,218,152)

NET ASSETS - (100.0%)		$69,153,685

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $15,663,711.
(b)	Non-income producing security.

The accompanying notes are an integral part of the quarterly schedules of investments.

Notes to Quarterly Schedules of Investments

As of July 31, 2017 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price and which have no quoted bid price on a particular business day. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity and which have no quoted bid price on a particular business day may be valued at their amortized cost, which approximates market value. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies and unregistered private liquidity funds operating to similar limitations as money market mutual funds are both valued at the applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for those investments are presented in each applicable Fund’s Schedule of Investments. The value of the related collateral received exceeded the value of the repurchase agreements as of the period end.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, as noted in the Funds’ Schedules of Portfolio Investments. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

The following is a summary of the Funds’ securities lending agreement and related cash and non-cash collateral received as of July 31, 2017:

	Market Value of Securities on Loan	Cash Collateral Received
White Oak Select Growth Fund	$81,115,699	$82,837,147
Pin Oak Equity Fund	50,153,039	51,069,508
Rock Oak Core Growth Fund	2,362,217	2,422,573
River Oak Discovery Fund	4,192,315	4,303,337
Red Oak Technology Select Fund	101,445,699	103,749,888
Black Oak Emerging Technology Fund	9,805,098	10,080,084
Live Oak Health Sciences Fund	15,663,711	16,070,619

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS):

At July 31, 2017, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal Tax Cost	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$293,225,314	$76,517,887	$(9,739,465)	$66,778,422
Pin Oak Equity Fund	241,131,266	45,242,326	(4,354,222)	40,888,104
Rock Oak Core Growth Fund	8,430,007	2,862,903	(198,701)	2,664,202
River Oak Discovery Fund	14,817,336	4,164,072	(726,702)	3,437,370
Red Oak Technology Select Fund	463,546,847	112,307,145	(6,579,727)	105,727,418
Black Oak Emerging Technology Fund	35,678,615	11,259,047	(609,588)	10,649,459
Live Oak Health Sciences Fund	63,979,077	24,409,914	(3,017,154)	21,392,760

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Unregistered Private Liquidity Funds – investments in unregistered private liquidity funds operating to similar limitations as money market mutual funds which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$276,024,921	$–	$–	$276,024,921
Short Term Investments
Repurchase Agreement	–	1,141,668	–	1,141,668
Collateral for Securities Loaned	82,837,147	–	–	82,837,147
Total	$358,862,068	$1,141,668	$–	$360,003,736

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$210,297,313	$–	$–	$210,297,313
Short Term Investments
Repurchase Agreement	–	20,652,549	–	20,652,549
Collateral for Securities Loaned	51,069,508	–	–	51,069,508
Total	$261,366,821	$20,652,549	$–	$282,019,370

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$8,572,663	$–	$–	$8,572,663
Short Term Investments
Repurchase Agreement	–	98,973	–	98,973
Collateral for Securities Loaned	2,422,573	–	–	2,422,573
Total	$10,995,236	$98,973	$–	$11,094,209

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$12,989,700	$–	$–	$12,989,700
Short Term Investments
Repurchase Agreement	–	961,669	–	961,669
Collateral for Securities Loaned	4,303,337	–	–	4,303,337
Total	$17,293,037	$961,669	$–	$18,254,706

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$447,395,594	$–	$–	$447,395,594
Short Term Investments
Repurchase Agreement	–	18,128,783	–	18,128,783
Collateral for Securities Loaned	103,749,888	–	–	103,749,888
Total	$551,145,482	$18,128,783	$–	$569,274,265

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$34,382,993	$–	$–	$34,382,993
Short Term Investments
Repurchase Agreement	–	1,864,997	–	1,864,997
Collateral for Securities Loaned	10,080,084	–	–	10,080,084
Total	$44,463,077	$1,864,997	$–	$46,328,074

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$68,198,031	$–	$–	$68,198,031
Short Term Investments
Repurchase Agreement	–	1,103,187	–	1,103,187
Collateral for Securities Loaned	16,070,619	–	–	16,070,619
Total	$84,268,650	$1,103,187	$–	$85,371,837

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no transfers into or out of Level 1 and 2 during the period. There were no Level 3 securities held during the period. It is the Funds' policy to recognize transfers into and out of levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Oak Associates Funds

By	/s/ Charles A. Kiraly
Charles A. Kiraly, President

Date	9/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Charles A. Kiraly
Charles A. Kiraly, President

Date	9/27/2017

By	/s/ Bryan Ashmus
Bryan Ashmus, Treasurer and Principal Financial Officer

Date	9/27/2017